Condensed Consolidated Statements of Stockholders' Equity / (Deficit) - USD ($) $ in Thousands	Total	Sorrento	Legacy Common Stock	Preferred Stock	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Sorrento	Accumulated Deficit	Accumulated Deficit Sorrento	Treasury Stock
Balance at Dec. 31, 2019	$ (90,029)		$ 20	$ 0	$ 0	$ 126,578		$ (216,607)
Balance (in shares) at Dec. 31, 2019			197,310,000	0	0
Recapitalization DueToThe Business Combination Shares			(197,310,000)		132,888,000
Recapitalization Due to the Business Combination Value	20		$ (20)		$ 13	7
Distribution to sorrentos		$ (9,600)					$ (9,600)		$ 0
Cancellation of ordinary shares (in Shares)					(68,000)
Effect of business combination in value	(90,009)				$ 13	126,585		(216,607)
Effect of business combination (in Shares)					132,888,000
Stock options exercised	$ 50					50
Stock options exercised (in shares)	38				38,000
Stock-based compensation	$ 5,395					5,395
Net income (loss)	(47,519)							(47,519)
Balance at Dec. 31, 2020	(141,683)				$ 13	122,430		(264,126)
Balance (in shares) at Dec. 31, 2020					132,858,000
Adjustment to shares issued in Semnur Acquisition	$ 409					409
Stock options exercised (in shares)	0
Stock-based compensation	$ 5,822					5,822
Net income (loss)	(88,424)							(88,424)
Balance at Dec. 31, 2021	(223,876)			$ 0	$ 13	128,661		(352,550)
Balance (in shares) at Dec. 31, 2021				0	132,858,000
Stock options exercised	96					96
Stock options exercised (in shares)					202,000
Stock-based compensation	1,355					1,355
Net income (loss)	(9,143)							(9,143)
Balance at Mar. 31, 2022	(231,568)			$ 0	$ 13	130,112		(361,693)
Balance (in shares) at Mar. 31, 2022				0	133,060,000
Balance at Dec. 31, 2021	(223,876)			$ 0	$ 13	128,661		(352,550)
Balance (in shares) at Dec. 31, 2021				0	132,858,000
Shares issued pursuant to the terms of the Debt Exchange Agreement, (In shares)				29,057,000	2,906,000
Shares issued pursuant to the terms of the Debt Exchange Agreement	289,733			$ 3		289,730
Shares issued as a result of the Business Combination, net of transaction activities (In Shares)					5,133,000
Shares issued as a result of the Business Combination, net of transaction activities	(8,706)				$ 1	(8,707)
Adjustment To Additional Paid In Capital License Transfer Net Of Discount, value	(4,127)					(4,127)
Shares issued to Yorkville pursuant to Yorkville Purchase Agreement (In Shares)					250,000
Shares issued to Yorkville pursuant to Yorkville Purchase Agreement	1,238					1,238
Stock options exercised	$ 96					96
Stock options exercised (in shares)	202				202,000
Aardvark SP-104 license transfer from Sorrento	$ (35)					(35)
Stock-based compensation	5,280					5,280
Net income (loss)	(23,364)							(23,364)
Balance at Dec. 31, 2022	36,239			$ 3	$ 14	412,136		(375,914)		$ 0
Balance (in shares) at Dec. 31, 2022				29,057,000	141,349,000					0
Balance at Mar. 31, 2022	(231,568)			$ 0	$ 13	130,112		(361,693)
Balance (in shares) at Mar. 31, 2022				0	133,060,000
Aardvark SP-104 license transfer from Sorrento	(4,127)					(4,127)
Stock-based compensation	1,437					1,437
Net income (loss)	(17,838)							(17,838)
Balance at Jun. 30, 2022	(252,096)			$ 0	$ 13	127,422		(379,531)
Balance (in shares) at Jun. 30, 2022				0	133,060,000
Aardvark SP-104 license transfer from Sorrento	(35)					(35)
Stock-based compensation	1,235					1,235
Net income (loss)	21,501							21,501
Balance at Sep. 30, 2022	(229,395)			$ 0	$ 13	128,622		(358,030)
Balance (in shares) at Sep. 30, 2022				0	133,060,000
Balance at Dec. 31, 2022	36,239			$ 3	$ 14	412,136		(375,914)		$ 0
Balance (in shares) at Dec. 31, 2022				29,057,000	141,349,000					0
Shares issued under Standby Equity Purchase Agreements	1,869					1,869
Shares issued under Standby Equity Purchase Agreements (in shares)					462,000
Retainer shares issued	1				$ 1	0
Retainer shares issued (in shares)					4,000,000
Stock-based compensation	3,720					3,720
Net income (loss)	(30,753)							(30,753)
Balance at Mar. 31, 2023	11,076			$ 3	$ 15	417,725		(406,667)		$ 0
Balance (in shares) at Mar. 31, 2023				29,057,000	145,811,000					0
Balance at Dec. 31, 2022	$ 36,239			$ 3	$ 14	412,136		(375,914)		$ 0
Balance (in shares) at Dec. 31, 2022				29,057,000	141,349,000					0
Stock options exercised (in shares)	341
Balance at Sep. 30, 2023	$ (162,669)			$ 0	$ 15	396,762		(468,845)		$ (90,601)
Balance (in shares) at Sep. 30, 2023				29,057,000	154,185,000					(60,069,000)
Balance at Mar. 31, 2023	11,076			$ 3	$ 15	417,725		(406,667)		$ 0
Balance (in shares) at Mar. 31, 2023				29,057,000	145,811,000					0
Shares issued under Standby Equity Purchase Agreements	13,925					13,925
Shares issued under Standby Equity Purchase Agreements (in shares)					2,084,000
Conversion of convertible debentures into common stock, (in shares)					632,000
Conversion of convertible debentures into common stock	7,735					7,735
Issuance of common stock upon warrants exercise, (in shares)					45,000
Issuance of common stock upon warrants exercise	521					521
Stock options exercised	222					222
Stock options exercised (in shares)					128,000
Stock-based compensation	3,587					3,587
Net income (loss)	(26,649)							(26,649)
Balance at Jun. 30, 2023	10,417			$ 3	$ 15	443,715		(433,316)		$ 0
Balance (in shares) at Jun. 30, 2023				29,057,000	148,700,000					0
Shares issued under Standby Equity Purchase Agreements	11,214					11,214
Shares issued under Standby Equity Purchase Agreements (in shares)					4,797,000
Issuance of Penny Warrants	10,401					10,401
Disbursement of funds to Sorrento Amount	(20,000)					(20,000)
Issuance of common stock in connection with Settlement Agreement	750					750
Issuance of common stock in connection with Settlement Agreement, (in shares)					475,000
Stock options exercised	358					358
Stock options exercised (in shares)					213,000
Stock-based compensation	3,506					3,506
Repurchase of Treasury Stock, Preferred Stock, and warrants	(143,786)			$ (3)		(53,182)				$ (90,601)
Repurchase of Treasury Stock, Preferred Stock, and warrants, (in shares)										(60,069,000)
Net income (loss)	(35,529)							(35,529)
Balance at Sep. 30, 2023	$ (162,669)			$ 0	$ 15	$ 396,762		$ (468,845)		$ (90,601)
Balance (in shares) at Sep. 30, 2023				29,057,000	154,185,000					(60,069,000)